PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MW	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value	$ (347)	$ 2,254
Brazil | Concession asset
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
One time lease renewal term	30 years
Useful Lives, Property, Plant And Equipment	34 years	35 years
Brookfield Renewable And Institutional Partners | 60 MW Colombia Solar Facility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Solar power capacity | MW	60
Acquisitions through asset acquisitions	$ 71
Proportion of economic interest	21.00%
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Change in fair value	$ (125)	$ (132)